Ordinary Shares	12 Months Ended
Dec. 31, 2023
Ordinary Shares
Ordinary Shares

12.  Ordinary Shares

The Company was incorporated on May 17, 2011 with an authorized share capital of US$50,000 divided into 50,000 ordinary shares of US$1 each, of which 10 ordinary shares had been issued. Zhihu Holdings Inc. and Innovation Works Holdings Limited, companies organized under the laws of the British Virgin Islands, held 80% and 20% of total equities of the Company, respectively.

After several issuances, share splits and repurchases of certain shares held by investors prior to 2019, the Company had 58,808,070 of ordinary shares issued and outstanding as of December 31, 2018.

In March 2021, the Company completed the IPO. Immediately prior to the completion of the IPO, the Company’s authorized share capital was changed into US$200,000 divided into 1,600,000,000 shares comprising (i) 1,500,000,000 Class A ordinary shares of a par value of US$0.000125 each, (ii)50,000,000 Class B ordinary shares of a par value of US$0.000125 each, and (iii) 50,000,000 shares of a par value of US$0.000125 each of such class or classes (however designated) as the board of directors may determine in accordance with the Company’s post-offering memorandum and articles of association. Immediately prior to the completion of the IPO, all of the Company’s issued and outstanding preferred shares and ordinary shares were converted into, and re-designated and re-classified, as Class A ordinary shares on a one-for-one basis, except that the 19,227,592 shares beneficially owned by Mr. Yuan Zhou continue to be Class B ordinary shares.

During the IPO, the Company sold a total of 55,000,000 ADSs, with two ADSs representing one Class A ordinary share of the Company with par value of US$0.000125 per share. In addition, the Company sold and issued 13,157,892 Class A ordinary shares in the concurrent private placements to certain investors based on the IPO price of US$9.50 per ADS. The Company received a total of approximately US$737.1 million (RMB4.8 billion) of net proceeds after deducting the underwriter commissions and relevant offering expenses.

12.  Ordinary Shares (Continued)

In April 2021, the underwriters exercised their option to purchase 259,904 additional ADSs and the Company received a total of approximately US$2.3 million (RMB15.1 million) of net proceeds after deducting the underwriter commissions.

In June 2022, 50,000,000 shares were designated as Class A ordinary shares of a par value of US$0.000125 each. As a result, the Company had 1,600,000,000 authorized shares in total, comprising (i) 1,550,000,000 Class A ordinary shares of a par value of US$0.000125 each, (ii) 50,000,000 Class B ordinary shares of a par value of US$0.000125 each.